DRYDEN GOVERNMENT SECURITIES TRUST

Money Market Series

Supplement Dated March 6, 2006

to the

Statement of Additional Information Dated January 31, 2006

The disclosure in the table in the section titled “INFORMATION ABOUT DIRECTORS/TRUSTEES AND OFFICERS” sub-section “Interested Directors” is hereby deleted and replaced with the following disclosure:

Interested Directors
Name, Address, Age Length of Service No. of Portfolios Overseen:	Principal Occupation(s) During Past Five Years	Other Directorships Held
Robert F. Gunia (59) Director and Vice President Since 1996 No. of Portfolios Overseen: 157

Chief Administrative Officer (since September 1999) and Executive Vice President (since December 1996) of Prudential Investments LLC; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC.

Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

The disclosure in the table in the section titled “INFORMATION ABOUT DIRECTORS/TRUSTEES AND OFFICERS” sub-section “Fund Officers” is hereby deleted and replaced with the following disclosure:

Fund Officers
Name, Address, Age Position with Fund	Principal Occupation(s) During Past Five Years
Judy A. Rice (58) President Since 2003 No. of Portfolios Overseen: 89

President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; Director (since May 2003) and Executive Vice President (since June 2005) of American Skandia Investment Services, Inc.; formerly Executive Vice President (September 1999-February 2003) of Prudential Investments LLC; Member of Board of Governors of the Money Management Institute.

Kathryn L. Quirk (53) Chief Legal Officer Since 2005

Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of Prudential Investments LLC and Prudential Mutual Fund Services LLC; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (48) Secretary Since 2003

Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of American Skandia Investment Services, Inc.

Jonathan D. Shain (47) Assistant Secretary Since 2005

Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of American Skandia Investment Services, Inc.

Fund Officers
Name, Address, Age Position with Fund	Principal Occupation(s) During Past Five Years
Claudia DiGiacomo (31) Assistant Secretary Since 2005	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown Wood LLP (1999-2004).
Lee D. Augsburger (46) Chief Compliance Officer Since 2004

Senior Vice President and Chief Compliance Officer (since April 2003) of PI; Vice President (since November 2000) and Chief Compliance Officer (since October 2000) of Prudential Investment Management, Inc.; Chief Compliance Officer and Senior Vice President (since May 2003) of American Skandia Investment Services, Inc.; Chief Compliance Officer (since October 2004) of Quantitative Management Associates LLC.

Grace C. Torres (46) Treasurer and Principal Financial and Accounting Officer Since 1998

Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of American Skandia Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of American Skandia Investment Services, Inc.

Helene Gurian (52) Acting Anti-Money Laundering Compliance Officer Since 2006

Vice President, Prudential (since July 1997). Vice President, Compliance (July 1997-January 2001); Vice President, Compliance and Risk Officer, Retail Distribution (January 2001- May 2002); Vice President, Corporate Investigations (May 2002-date) responsible for supervision of Prudential's fraud investigations, anti-money laundering program and high technology investigation unit.

Explanatory Notes to Tables:

• Directors are deemed to be "Interested", as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

• Unless otherwise noted, the address of all Directors and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

• There is no set term of office for Directors or Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75.

• "Other Directorships Held" includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 (that is, "public companies") or other investment companies registered under the 1940 Act.

• "No. of Portfolios Overseen" includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the JennisonDryden Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts, The Target Portfolio Trust, The Prudential Series Fund, and the American Skandia Trust.

The disclosure in the chart in the section titled “INFORMATION ABOUT DIRECTORS/TRUSTEES AND OFFICERS” sub-section “Director Share Ownership – Dryden Government Securities Trust” is hereby deleted and replaced with the following disclosure:

Directors Share Ownership – Dryden Government Securities Trust
Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Fund Complex
David E.A. Carson	None	Over $100,000
Richard A. Redeker	None	Over $100,000
Robert F. Gunia	None	Over $100,000

LR0019